4. Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Tables Abstract
Property and equipment useful life
Asset category	Useful life (in years)
Buildings	40
Leasehold improvements	24
Facilities	12
Furniture and fixtures	9
Vehicles	5
Machinery and equipment	10
Others	5